Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Total	Issued capital [member]	Capital reserve [member]	Other reserves [member]	Accumulated losses [member]	Total equity attributable to VTEX's shareholders [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2019	$ 47,085	$ 17	$ 50,133	$ (572)	$ (2,530)	$ 47,048	$ 37
Statements [Line Items]
Net loss for the year	(825)	0	0	0	(914)	(914)	89
Other comprehensive income (loss)	676	0	0	676	0	676	0
Total comprehensive loss for the year	(149)	0	0	676	(914)	(238)	89
Exercise of stock options	313	0	313	0	0	313	0
Issue of ordinary shares as consideration for a business combination	93	0	93	0		93	0
Capital contribution	156,650	0	156,650	0	0	156,650	0
Share-based compensation	2,803	0	2,803	0	0	2,803	0
Transactions with owners of the Company	28,812	0	28,812	0	0	28,812	0
Buyback of shares	(131,047)	0	(131,047)	0	0	(131,047)	0
Ending Balance at Dec. 31, 2020	75,748	17	78,945	104	(3,444)	75,622	126
Statements [Line Items]
Net loss for the year	(60,514)	0	0	0	(60,511)	(60,511)	(3)
Other comprehensive income (loss)	548	0	0	548	0	548	0
Total comprehensive loss for the year	(59,966)	0	0	548	(60,511)	(59,963)	(3)
Exercise of stock options	3,830	0	3,830	0	0	3,830	0
Issue of ordinary shares as consideration for a business combination	1,469	0	1,469	0	0	1,469	0
Capital contribution	1,000	0	1,000	0	0	1,000	0
Share-based compensation	9,217	0	9,217	0	0	9,217	0
Transactions with owners of the Company	311,407	2	311,521	0	0	311,523	(116)
Issuance of common shares in initial public offering	317,809	2	317,807	0	0	317,809	0
Share issuance costs	(21,491)	0	(21,491)	0	0	(21,491)	0
Buyback of shares	(407)	0	(407)	0	0	(407)	0
Transactions with non-controlling interests	7	0	0	0	0	0	7
Acquisition of non-controlling interests	(27)	0	96	0	0	96	(123)
Ending Balance at Dec. 31, 2021	327,189	19	390,466	652	(63,955)	327,182	7
Statements [Line Items]
Net loss for the year	(52,419)	0	0	0	(52,418)	(52,418)	(1)
Other comprehensive income (loss)	(525)	0	0	(525)	0	(525)	0
Total comprehensive loss for the year	(52,944)	0	0	(525)	(52,418)	(52,943)	(1)
Exercise of stock options	567	0	567	0	0	567	0
Issue of ordinary shares as consideration for a business combination	3	0	3	0	0	3	0
Share repurchase program (note 19.2)	(12,798)	0	(12,798)	0	0	(12,798)	0
Share-based compensation	12,647	0	12,647	0	0	12,647	0
Transactions with owners of the Company	432	0	419	0	0	419	13
Transactions with non-controlling interests	13	0	0	0	0	0	13
Ending Balance at Dec. 31, 2022	$ 274,677	$ 19	$ 390,885	$ 127	$ (116,373)	$ 274,658	$ 19